CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accounts Receivable [Member] | Customer One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	89.30%	24.40%
Accounts Receivable [Member] | Customer Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		16.10%
Accounts Receivable [Member] | Customer Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.40%
Sales Revenue [Member] | Emergency Manhole Fire Ice Delivery System [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		52.20%
Sales Revenue [Member] | Fire Ice Products [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	85.30%	27.40%
Sales Revenue [Member] | Soil Twoo Dust Control Products [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.90%	19.20%
Sales Revenue [Member] | Paid For Research And Development [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		1.27%
Sales Revenue [Member] | Customer One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.10%	60.70%
Sales Revenue [Member] | Customer Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.40%
Inventory purchases [Member] | Supplier One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	44.70%	35.30%
Total EMFIDS parts, raw material and packaging purchases made during the period	$ 280,000	$ 226,000
Inventory purchases [Member] | Supplier Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.90%	12.60%
Total EMFIDS parts, raw material and packaging purchases made during the period	$ 86,000	$ 81,000
Inventory purchases [Member] | Supplier Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Total EMFIDS parts, raw material and packaging purchases made during the period		$ 64,000